Consolidated Statements Of Changes In Equity		KRW (₩)		USD ($)		Owners' equity KRW (₩)		Owners' equity USD ($)	Capital Stock KRW (₩)		Capital Stock USD ($)	Hybrid securities KRW (₩)		Hybrid securities USD ($)	Capital surplus KRW (₩)		Capital surplus USD ($)	Other equity KRW (₩)		Other equity USD ($)	Retained earnings KRW (₩)		Retained earnings USD ($)	Non-controlling interests KRW (₩)		Non-controlling interests USD ($)
Balance at beginning at Dec. 31, 2016		₩ 20,545,953,000,000				₩ 20,386,160,000,000			₩ 3,381,392,000,000			₩ 3,574,896,000,000			₩ 286,331,000,000			₩ (1,468,025,000,000)			₩ 14,611,566,000,000			₩ 159,793,000,000
Changes in equity [Abstract]
Net income(loss)		1,530,088,000,000	[1]			1,512,148,000,000			0			0			0			0			1,512,148,000,000			17,940,000,000
Dividends to common shares		(338,190,000,000)				(336,636,000,000)			0			0			0			0			(336,636,000,000)			(1,554,000,000)
Capital increase of subsidiaries		36,083,000,000				(451,000,000)			0			0			(451,000,000)			0			0			36,534,000,000
Net gain on valuation of financial liabilities designated as at FVTPL due to own credit risk	[2]	0
Net loss on valuation of financial assets at FVTOCI		0
Net loss on valuation of AFS financial assets		(84,498,000,000)	[2]			(85,051,000,000)			0			0			0			(85,051,000,000)			0			553,000,000
Changes in capital due to equity method		612,000,000				612,000,000			0			0			0			612,000,000			0			0
Net loss on foreign currency translation of foreign operations		(208,329,000,000)				(194,347,000,000)			0			0			0			(194,347,000,000)			0			(13,982,000,000)
Changes in other comprehensive income related to valuation gain or loss on cash flow hedge		777,000,000				777,000,000			0			0			0			777,000,000			0			0
Remeasurement gain (loss) related to defined benefit plan		10,497,000,000				10,773,000,000			0			0			0			10,773,000,000			0			(276,000,000)
Capital related to assets held for distribution (sale)		4,145,000,000				4,145,000,000			0			0			0			4,145,000,000			0			0
Dividends to hybrid securities		(167,072,000,000)				(167,072,000,000)			0			0			0			0			(167,072,000,000)			0
Issuance of hybrid securities		559,565,000,000				559,565,000,000			0			559,565,000,000			0			0			0			0
Redemption of hybrid securities		(1,324,731,000,000)				(1,324,731,000,000)			0			(1,116,573,000,000)			0			(208,158,000,000)			0			0
Balance at end at Dec. 31, 2017		20,564,900,000,000				20,365,892,000,000			3,381,392,000,000			3,017,888,000,000			285,880,000,000			(1,939,274,000,000)			15,620,006,000,000			199,008,000,000
Changes in equity [Abstract]
Net income(loss)		2,051,649,000,000	[1]			2,033,182,000,000			0			0			0			0			2,033,182,000,000			18,467,000,000
Dividends to common shares		(338,764,000,000)				(336,636,000,000)			0			0			0			0			(336,636,000,000)			(2,128,000,000)
Net gain on valuation of financial liabilities designated as at FVTPL due to own credit risk		100,000,000	[2]			100,000,000			0			0			0			100,000,000			0			0
Net loss on valuation of financial assets at FVTOCI		2,505,000,000				2,733,000,000			0			0			0			2,733,000,000			0			(228,000,000)
Net loss on valuation of AFS financial assets	[2]	0
Changes in capital due to equity method		(7,689,000,000)				(7,689,000,000)			0			0			0			2,958,000,000			(10,647,000,000)			0
Net loss on foreign currency translation of foreign operations		(4,379,000,000)				(1,929,000,000)			0			0			0			(1,929,000,000)			0			(2,450,000,000)
Changes in other comprehensive income related to valuation gain or loss on cash flow hedge		(4,646,000,000)				(4,646,000,000)			0			0			0			(4,646,000,000)			0			0
Remeasurement gain (loss) related to defined benefit plan		(84,629,000,000)				(84,368,000,000)			0			0			0			(84,368,000,000)			0			(261,000,000)
Capital related to assets held for distribution (sale)		(4,145,000,000)				(4,145,000,000)			0			0			0			(4,145,000,000)			0			0
Dividends to hybrid securities		(151,194,000,000)				(151,194,000,000)			0			0			0			0			(151,194,000,000)			0
Issuance of hybrid securities		398,707,000,000				398,707,000,000			0			398,707,000,000			0			0			0			0
Redemption of hybrid securities		(255,000,000,000)				(255,000,000,000)			0			(254,632,000,000)			0			(368,000,000)			0			0
Appropriation of retained earnings		0				0			0			0			0			208,158,000,000			(208,158,000,000)			0
Net increase of treasury stocks		0
Balance at end at Dec. 31, 2018		21,953,044,000,000	[3]	$ 18,998,740,000		21,739,931,000,000	[3]	$ 18,814,306,000	3,381,392,000,000	[3]	$ 2,926,345,000	3,161,963,000,000	[3]	$ 2,736,446,000	285,889,000,000	[3]	$ 247,416,000	(2,213,970,000,000)	[3]	$ (1,916,028,000)	17,124,657,000,000	[3]	$ 14,820,127,000	213,113,000,000	[3]	$ 184,434,000
Cumulative effect of changes in accounting policy	[3]	(214,362,000,000)				(215,085,000,000)			0			0			0			(392,176,000,000)			177,091,000,000			723,000,000
Adjusted balance, beginning of period	[3]	20,350,538,000,000				20,150,807,000,000			3,381,392,000,000			3,017,888,000,000			285,880,000,000			(2,331,450,000,000)			15,797,097,000,000			199,731,000,000
Changes in equity [Abstract]
Changes in capital of subsidiaries		(9,000,000)				9,000,000			0			0			9,000,000			0			0			(18,000,000)
Changes in other comprehensive income due to redemption of financial liabilities designated as at FVTPL		0				0			0			0			0			(4,000,000)			4,000,000			0
Changes in other comprehensive income due to disposal of equity securities at FVTOCI		0				0			0			0			0			(1,009,000,000)			1,009,000,000			0
Exchange of non-controlling interests in hybrid securities		0		0		(3,161,963,000,000)		(2,736,446,000)	0		0	(3,161,963,000,000)		(2,736,446,000)	0		0	0		0	0		0	3,161,963,000,000		2,736,446,000
Net income(loss)		2,037,596,000,000		1,763,389,000		1,872,207,000,000		1,620,257,000	0		0	0		0	0		0	0		0	1,872,207,000,000		1,620,257,000	165,389,000,000		143,132,000
Dividends to common shares		(439,640,000,000)		(380,476,000)		(437,626,000,000)		(378,733,000)	0		0	0		0	0		0	0		0	(437,626,000,000)		(378,733,000)	(2,014,000,000)		(1,743,000)
Net gain on valuation of financial liabilities designated as at FVTPL due to own credit risk		0	[2]	0	[2]	0		0
Net loss on valuation of financial assets at FVTOCI		(14,141,000,000)		(12,238,000)		(14,101,000,000)		(12,203,000)	0		0	0		0	0		0	(14,101,000,000)		(12,203,000)	0		0	(40,000,000)		(35,000)
Net loss on valuation of AFS financial assets	[2]	0		0
Changes in capital due to equity method		1,766,000,000		1,529,000		1,766,000,000		1,529,000	0		0	0		0	1,153,000,000		998,000	613,000,000		531,000	0		0	0		0
Net loss on foreign currency translation of foreign operations		101,781,000,000		88,084,000		91,748,000,000		79,401,000	0		0	0		0	0		0	91,748,000,000		79,401,000	0		0	10,033,000,000		8,683,000
Changes in other comprehensive income related to valuation gain or loss on cash flow hedge		(1,823,000,000)		(1,578,000)		(1,823,000,000)		(1,578,000)	0		0	0		0	0		0	(1,823,000,000)		(1,578,000)	0		0	0		0
Remeasurement gain (loss) related to defined benefit plan		(34,648,000,000)		(29,985,000)		(34,251,000,000)		(29,641,000)	0		0	0		0	0		0	(34,251,000,000)		(29,641,000)	0		0	(397,000,000)		(344,000)
Capital related to assets held for distribution (sale)		0		0		0		0
Dividends to hybrid securities		(138,783,000,000)		(120,106,000)		(4,362,000,000)		(3,775,000)	0		0	0		0	0		0	0		0	(4,362,000,000)		(3,775,000)	(134,421,000,000)		(116,331,000)
Issuance of hybrid securities		1,656,014,000,000		1,433,158,000		997,544,000,000		863,301,000	0		0	997,544,000,000		863,301,000	0		0	0		0	0		0	658,470,000,000		569,857,000
Redemption of hybrid securities		(159,895,000,000)		(138,379,000)		(277,000,000)		(240,000)	0		0	0		0	0		0	(277,000,000)		(240,000)	0		0	(159,618,000,000)		(138,139,000)
Appropriation of retained earnings		0		0		0		0	0		0	0		0	0		0	368,000,000		318,000	(368,000,000)		(318,000)	0		0
Comprehensive stock exchange		581,609,000,000		503,340,000		581,609,000,000		503,340,000	229,946,000,000		199,002,000	0		0	351,663,000,000		304,338,000	0		0	0		0	0		0
Acquisition of subsidiaries		69,534,000,000		60,177,000		0		0	0		0	0		0	0		0	0		0	0		0	69,534,000,000		60,177,000
New stocks issue cost		(12,848,000,000)		(11,119,000)		(12,848,000,000)		(11,119,000)	0		0	0		0	(12,848,000,000)		(11,119,000)	0		0	0		0	0		0
Net increase of treasury stocks		4,245,000,000		3,674,000		4,245,000,000		3,674,000	0		0	0		0	0		0	4,245,000,000		3,674,000	0		0	0		0
Other changes in consolidated capital		(111,867,000,000)		(96,813,000)		(111,867,000,000)		(96,813,000)	0		0	0		0	0		0	(111,242,000,000)		(96,272,000)	(625,000,000)		(541,000)	0		0
Balance at end at Dec. 31, 2019	[3]	25,492,332,000,000		22,061,733,000		21,510,370,000,000		18,615,639,000	3,611,338,000,000		3,125,347,000	997,544,000,000		863,301,000	626,295,000,000		542,012,000	(2,249,322,000,000)		(1,946,622,000)	18,524,515,000,000		16,031,601,000	3,981,962,000,000		3,446,094,000
Changes in equity [Abstract]
Changes in capital of subsidiaries		₩ 388,000,000		336,000		438,000,000		379,000	0		0	0		0	438,000,000		379,000	0		0	0		0	(50,000,000)		(43,000)
Changes in other comprehensive income due to redemption of financial liabilities designated as at FVTPL				0		0		0
Changes in other comprehensive income due to disposal of equity securities at FVTOCI				$ 0		₩ 0		$ 0	₩ 0		$ 0	₩ 0		$ 0	₩ 0		$ 0	₩ 29,368,000,000		$ 25,416,000	₩ (29,368,000,000)		$ (25,416,000)	₩ 0		$ 0

[1]	For comparative display, the category information of each customer from the previous term has been reclassified to profit or loss by operating segment according to the organization.
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 were prepared in accordance with IFRS 9; however, the comparative consolidated statement of comprehensive income for the year ended December 31, 2017 was not retrospectively restated in accordance with IFRS 9
[3]	The consolidated statements of changes in equity for the years ended December 31, 2018 and 2019 were prepared in accordance with IFRS 9; however, the comparative consolidated statement of changes in equity for the year ended December 31, 2017 was not retrospectively restated in accordance with IFRS 9.